Critical Accounting Judgement and Key Sources used for Estimating Uncertaint - Disclosure of Estimated Useful Life for Property Plant and Equipment and Other Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	5 years
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	100 years
Quarries - Cost of surface excavations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	Units of production
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	10 years
Tools and Devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	5 years
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	5 years
Bottom of Range [member] | Plants and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	25 years
Bottom of Range [member] | Machinery, Equipment and Spare Parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	10 years
Top of Range [member] | Plants and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	50 years
Top of Range [member] | Machinery, Equipment and Spare Parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	35 years